Financial Instruments - Summary of Reconciliation of Fair Value Measurement in Level 3 of the Fair Value Hierarchy (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Beginning balance	£ 287,098	£ 292,332
Beginning balance	(270,996)	(276,396)
Transfers in	0	0
Transfers in	0	0
Transfers out	0	0
Transfers out	0	0
Ending Balance	285,213	287,098
Ending Balance	(270,806)	(270,996)
Level 3 | Other financial assets at FVTPL
Disclosure of fair value measurement of assets [line items]
Beginning balance	185	208
Fair value movements	(18)	(7)
Foreign exchange and other movements	0
Transfers in	0
Transfers out	0
Netting	8	23
Sales	(5)	(16)
Settlements	(37)	(23)
Ending Balance	117	185
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	(18)	(7)
Level 3 | Financial assets at FVOCI
Disclosure of fair value measurement of assets [line items]
Beginning balance	18	21
Fair value movements	0	(3)
Foreign exchange and other movements	0
Transfers in	0
Transfers out	0
Netting	0	0
Sales	0	0
Settlements	(18)	0
Ending Balance	0	18
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	0	(3)
Level 3 | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Beginning balance	249	297
Fair value movements	(20)	(11)
Foreign exchange and other movements	0
Transfers in	0
Transfers out	0
Netting	8	23
Sales	(5)	(16)
Settlements	(62)	(44)
Ending Balance	154	249
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	(20)	(11)
Level 3 | Derivatives
Disclosure of fair value measurement of assets [line items]
Beginning balance	46	68
Fair value movements	(2)	(1)
Foreign exchange and other movements	0
Transfers in	0
Transfers out	0
Netting	0	0
Sales	0	0
Settlements	(7)	(21)
Ending Balance	37	46
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	(2)	(1)
Derivatives | Level 3
Disclosure of fair value measurement of assets [line items]
Beginning balance	(32)	(32)
Fair value movements	2	0
Foreign exchange and other movements	0
Transfers in	(2)
Transfers out	0
Netting	0	0
Sales	0	0
Settlements	20	0
Ending Balance	(12)	(32)
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	2	0
Other financial liabilities at FVTPL | Level 3
Disclosure of fair value measurement of assets [line items]
Beginning balance	(6)	(8)
Fair value movements	1	7
Foreign exchange and other movements	0
Transfers in	0
Transfers out	0
Netting	0	(5)
Sales	0	0
Settlements	2	0
Ending Balance	(3)	(6)
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	1	7
Financial liabilities at fair value | Level 3
Disclosure of fair value measurement of assets [line items]
Beginning balance	(38)	(40)
Fair value movements	3	7
Foreign exchange and other movements	0
Transfers in	(2)
Transfers out	0
Netting	0	(5)
Sales	0	0
Settlements	22	0
Ending Balance	(15)	(38)
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	£ 3	£ 7